Deposits and obligations - Summary of deposits and obligations (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits and Obligations [Abstract]
Time deposits	S/ 13,053,033	S/ 11,074,316
Demand deposits	11,716,035	10,109,492
Saving deposits	11,384,876	10,728,257
Compensation for service time	1,933,052	1,763,826
Other obligations	6,228	6,059
Deposits From Customers	S/ 38,093,224	S/ 33,681,950